Loans and Other Borrowings - Summary of Principal Repayments of Loans and Other Borrowings (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Apr. 01, 2018
Disclosure of detailed information about borrowings [Line Items]
Total due for repayment after more than one year	£ 14,776	£ 11,994	£ 10,081	£ 11,994
Loans and other borrowings	16,876	14,275	12,713
Carrying Amount [Member]
Disclosure of detailed information about borrowings [Line Items]
Within one year, or on demand	2,100	2,272	2,632
Loans and other borrowings	16,826	14,202	12,563
Fair value adjustments	50	73	150
Total loans and other borrowings	16,876	14,275	12,713
Carrying Amount [Member] | 2020 [Member]
Disclosure of detailed information about borrowings [Line Items]
Total due for repayment after more than one year	1,309	1,192	1,614
Carrying Amount [Member] | 2021 [Member]
Disclosure of detailed information about borrowings [Line Items]
Total due for repayment after more than one year	15	1,332	1,166
Carrying Amount [Member] | 2022 [Member]
Disclosure of detailed information about borrowings [Line Items]
Total due for repayment after more than one year	1,463	18	1,295
Carrying Amount [Member] | 2023 [Member]
Disclosure of detailed information about borrowings [Line Items]
Total due for repayment after more than one year	964	1,489	12
Carrying Amount [Member] | 2024 [Member]
Disclosure of detailed information about borrowings [Line Items]
Total due for repayment after more than one year	10,975	7,899	5,844
Carrying Amount [Member] | Over 12 Months [Member]
Disclosure of detailed information about borrowings [Line Items]
Total due for repayment after more than one year	14,726	11,930	9,931
Effect of hedging and interest [Member]
Disclosure of detailed information about borrowings [Line Items]
Within one year, or on demand	(264)	(291)	(498)
Loans and other borrowings	914	1,027	1,583
Effect of hedging and interest [Member] | 2020 [Member]
Disclosure of detailed information about borrowings [Line Items]
Total due for repayment after more than one year	133	66	197
Effect of hedging and interest [Member] | 2021 [Member]
Disclosure of detailed information about borrowings [Line Items]
Total due for repayment after more than one year		154	43
Effect of hedging and interest [Member] | 2022 [Member]
Disclosure of detailed information about borrowings [Line Items]
Total due for repayment after more than one year	89		121
Effect of hedging and interest [Member] | 2023 [Member]
Disclosure of detailed information about borrowings [Line Items]
Total due for repayment after more than one year	33	111
Effect of hedging and interest [Member] | 2024 [Member]
Disclosure of detailed information about borrowings [Line Items]
Total due for repayment after more than one year	461	405	724
Effect of hedging and interest [Member] | Over 12 Months [Member]
Disclosure of detailed information about borrowings [Line Items]
Total due for repayment after more than one year	650	736	1,085
Principal Repayment at Hedged Rates [Member]
Disclosure of detailed information about borrowings [Line Items]
Within one year, or on demand	1,836	1,981	2,134
Loans and other borrowings	15,912	13,175	10,980
Principal Repayment at Hedged Rates [Member] | 2020 [Member]
Disclosure of detailed information about borrowings [Line Items]
Total due for repayment after more than one year	1,176	1,126	1,417
Principal Repayment at Hedged Rates [Member] | 2021 [Member]
Disclosure of detailed information about borrowings [Line Items]
Total due for repayment after more than one year	15	1,178	1,123
Principal Repayment at Hedged Rates [Member] | 2022 [Member]
Disclosure of detailed information about borrowings [Line Items]
Total due for repayment after more than one year	1,374	18	1,174
Principal Repayment at Hedged Rates [Member] | 2023 [Member]
Disclosure of detailed information about borrowings [Line Items]
Total due for repayment after more than one year	997	1,378	12
Principal Repayment at Hedged Rates [Member] | 2024 [Member]
Disclosure of detailed information about borrowings [Line Items]
Total due for repayment after more than one year	10,514	7,494	5,120
Principal Repayment at Hedged Rates [Member] | Over 12 Months [Member]
Disclosure of detailed information about borrowings [Line Items]
Total due for repayment after more than one year	£ 14,076	£ 11,194	£ 8,846